Statements of Changes in Stockholders' Deficit (Unaudited) - Genesis Unicorn Capital Corp [Member] - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Shareholders Equity [Member]
Beginning balance at Dec. 31, 2021		$ 216	$ 24,784	$ (16,778)	$ 8,222
Beginning balance, shares at Dec. 31, 2021		2,156,250
Deferred underwriting commission			(2,803,125)		(2,803,125)
Net loss				(160,858)	(160,858)
Sale of Units in Initial Public Offering, net of offering costs	$ 863		84,677,946		84,678,809
Sale of Units in Initial Public Offering, net of offering costs, shares	8,625,000
Class A Common Stock subject to possible redemption	$ (863)		(87,542,887)		(87,543,750)
Class A Common Stock subject to possible redemption, shares	(8,625,000)
Sale of Private Placement Units	$ 38		3,773,272		3,773,310
Sale of Private Placement Units, shares	377,331
Representative shares	$ 4		(4)
Representative shares, shares	43,125
Re-classification			1,870,014	(1,870,014)
Ending balance at Mar. 31, 2022	$ 42	$ 216		(2,047,650)	(2,047,392)
Ending balance, shares at Mar. 31, 2022	420,456	2,156,250
Beginning balance at Dec. 31, 2021		$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021		2,156,250
Ending balance at Jun. 30, 2022	$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022	420,456	2,156,250
Beginning balance at Dec. 31, 2021		$ 216	24,784	(16,778)	8,222
Beginning balance, shares at Dec. 31, 2021		2,156,250
Ending balance at Dec. 31, 2022	$ 42	$ 216		(3,160,634)	(3,160,376)
Ending balance, shares at Dec. 31, 2022	420,456	2,156,250
Beginning balance at Mar. 31, 2022	$ 42	$ 216		(2,047,650)	(2,047,392)
Beginning balance, shares at Mar. 31, 2022	420,456	2,156,250
Net loss				(153,630)	(153,630)
Ending balance at Jun. 30, 2022	$ 42	$ 216		(2,201,280)	(2,201,022)
Ending balance, shares at Jun. 30, 2022	420,456	2,156,250
Beginning balance at Dec. 31, 2022	$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022	420,456	2,156,250
Remeasurement of Class A common stock to redemption amount				(521,015)	(521,015)
Net loss				(507,117)	(507,117)
Ending balance at Mar. 31, 2023	$ 42	$ 216		(4,188,766)	(4,188,508)
Ending balance, shares at Mar. 31, 2023	420,456	2,156,250
Beginning balance at Dec. 31, 2022	$ 42	$ 216		(3,160,634)	(3,160,376)
Beginning balance, shares at Dec. 31, 2022	420,456	2,156,250
Ending balance at Jun. 30, 2023	$ 42	$ 216		(5,755,919)	(5,755,661)
Ending balance, shares at Jun. 30, 2023	420,456	2,156,250
Beginning balance at Mar. 31, 2023	$ 42	$ 216		(4,188,766)	(4,188,508)
Beginning balance, shares at Mar. 31, 2023	420,456	2,156,250
Remeasurement of Class A common stock to redemption amount				(1,817,679)	(1,817,679)
Net loss				250,526	250,526
Ending balance at Jun. 30, 2023	$ 42	$ 216		$ (5,755,919)	$ (5,755,661)
Ending balance, shares at Jun. 30, 2023	420,456	2,156,250